INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AUTOMOTIVE - 0.8%
15,609	Aptiv plc(a)	$ 2,375,534

	BANKING - 1.0%
55,599	Regions Financial Corporation	1,135,888
3,225	SVB Financial Group(a)	1,804,387
		2,940,275
	BIOTECH & PHARMA - 4.4%
6,192	Regeneron Pharmaceuticals, Inc.(a)	4,169,693
14,964	Vertex Pharmaceuticals, Inc.(a)	2,997,140
27,477	Zoetis, Inc.	5,620,694
		12,787,527
	CHEMICALS - 0.8%
14,448	International Flavors & Fragrances, Inc.	2,188,872

	COMMERCIAL SUPPORT SERVICES - 2.9%
5,934	Cintas Corporation	2,348,499
18,447	Republic Services, Inc.	2,289,826
24,381	Waste Management, Inc.	3,781,737
		8,420,062
	CONSTRUCTION MATERIALS - 1.0%
3,613	Martin Marietta Materials, Inc.	1,377,456
7,611	Vulcan Materials Company	1,415,113
		2,792,569
	CONTAINERS & PACKAGING - 0.9%
22,575	International Paper Company	1,356,532
8,772	Sealed Air Corporation	535,355
15,351	Westrock Company	798,866
		2,690,753
	DATA CENTER REIT - 1.5%
5,160	Equinix, Inc.	4,352,202

	DIVERSIFIED INDUSTRIALS - 6.3%
8,256	Dover Corporation	1,439,516
34,701	Emerson Electric Company	3,660,956

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	DIVERSIFIED INDUSTRIALS - 6.3% (Continued)
39,861	Honeywell International, Inc.	$ 9,244,165
18,318	Illinois Tool Works, Inc.	4,265,529
		18,610,166
	ELECTRIC UTILITIES - 6.8%
14,448	Alliant Energy Corporation	878,294
28,896	American Electric Power Company, Inc.	2,588,215
33,540	CenterPoint Energy, Inc.	841,519
20,382	Consolidated Edison, Inc.	1,537,822
11,222	DTE Energy Company	1,350,455
11,610	Entergy Corporation	1,284,182
113,391	NextEra Energy, Inc.	9,523,709
18,189	WEC Energy Group, Inc.	1,718,497
		19,722,693
	ELECTRICAL EQUIPMENT - 3.8%
13,287	AMETEK, Inc.	1,806,633
34,572	Amphenol Corporation, Class A	2,649,252
20,769	Fortive Corporation	1,534,206
41,151	Johnson Controls International plc	3,078,095
10,707	Keysight Technologies, Inc.(a)	1,920,622
		10,988,808
	ENTERTAINMENT CONTENT - 0.8%
39,345	Discovery, Inc. - Series A(a)(b)	1,134,710
42,054	Discovery, Inc. - Series C(a)(b)	1,160,270
		2,294,980
	FOOD - 0.5%
15,480	McCormick & Company, Inc.	1,335,769

	GAS & WATER UTILITIES - 0.2%
22,704	NiSource, Inc.	559,654

	HEALTH CARE FACILITIES & SERVICES - 2.4%
11,997	AmerisourceBergen Corporation	1,466,153
33,669	Centene Corporation(a)	2,120,474
8,127	Henry Schein, Inc.(a)	614,320

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4% (Continued)
11,094	IQVIA Holdings, Inc.(a)	$ 2,881,445
		7,082,392
	HOME CONSTRUCTION - 0.9%
20,640	DR Horton, Inc.	1,973,597
3,999	Mohawk Industries, Inc.(a)	790,842
		2,764,439
	INDUSTRIAL REIT - 2.0%
42,699	Prologis, Inc.	5,749,847

	INDUSTRIAL SUPPORT SERVICES - 0.5%
4,128	United Rentals, Inc.(a)	1,455,739

	INFRASTRUCTURE REIT - 5.0%
26,316	American Tower Corporation	7,688,746
25,026	Crown Castle International Corporation	4,872,312
6,321	SBA Communications Corporation	2,269,049
		14,830,107
	INSURANCE - 0.8%
38,829	Aflac, Inc.	2,200,828

	MACHINERY - 3.0%
31,605	Caterpillar, Inc.	6,664,546
7,482	Parker-Hannifin Corporation	2,219,685
		8,884,231
	MEDICAL EQUIPMENT & DEVICES - 5.8%
17,544	Agilent Technologies, Inc.	3,078,446
4,515	Align Technology, Inc.(a)	3,201,135
35,991	Edwards Lifesciences Corporation(a)	4,217,425
8,385	Illumina, Inc.(a)	3,833,287
2,709	Teleflex, Inc.	1,071,301
3,612	Waters Corporation(a)	1,495,440
		16,897,034
	METALS & MINING - 1.8%
46,182	Newmont Corporation	2,678,094

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 1.8% (Continued)
44,634	Southern Copper Corporation	$ 2,793,643
		5,471,737
	MULTI ASSET CLASS REIT - 0.3%
10,707	WP Carey, Inc.	836,431

	OFFICE REIT - 0.6%
8,772	Alexandria Real Estate Equities, Inc.	1,810,278

	OIL & GAS PRODUCERS - 2.0%
14,706	Cheniere Energy, Inc.(a)	1,286,187
5,547	DT Midstream, Inc.(a)	257,769
33,669	EOG Resources, Inc.	2,273,331
14,061	Pioneer Natural Resources Company	2,104,510
		5,921,797
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
51,471	Halliburton Company	1,028,391
22,575	NOV, Inc.(a)	297,313
80,883	Schlumberger N.V.	2,267,958
26,058	TechnipFMC plc(a)	172,765
		3,766,427
	RESIDENTIAL REIT - 0.6%
21,672	Equity Residential	1,821,965

	RETAIL - CONSUMER STAPLES - 4.0%
25,542	Costco Wholesale Corporation	11,634,125

	RETAIL - DISCRETIONARY - 3.8%
40,893	Lowe's Companies, Inc.	8,337,674
20,640	Ross Stores, Inc.	2,443,776
		10,781,450
	RETAIL REIT - 1.5%
22,446	Realty Income Corporation	1,621,050
18,963	Simon Property Group, Inc.	2,549,575
		4,170,625

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 14.7%
21,285	Analog Devices, Inc.	$ 3,468,391
143,964	NVIDIA Corporation	32,226,342
15,996	NXP Semiconductors N.V.	3,441,219
9,546	Skyworks Solutions, Inc.	1,751,309
14,319	Xilinx, Inc.	2,227,893
		43,115,154
	SOFTWARE - 2.9%
5,031	ANSYS, Inc.(a)	1,838,126
5,676	Palo Alto Networks, Inc.(a)	2,616,863
14,835	SS&C Technologies Holdings, Inc.	1,122,416
8,772	Synopsys, Inc.(a)	2,914,410
		8,491,815
	STEEL - 0.7%
17,286	Nucor Corporation	2,032,142

	TECHNOLOGY HARDWARE - 1.5%
11,094	Garmin Ltd.	1,935,126
75,465	Hewlett Packard Enterprise Company	1,166,689
12,900	NetApp, Inc.	1,147,197
		4,249,012
	TECHNOLOGY SERVICES - 5.4%
30,315	Cognizant Technology Solutions Corporation, Class A	2,313,338
7,095	Equifax, Inc.	1,931,685
5,031	Gartner, Inc.(a)	1,553,271
17,028	Global Payments, Inc.	2,769,434
4,773	MSCI, Inc.	3,028,850
20,769	Paychex, Inc.	2,377,427
9,417	Verisk Analytics, Inc.	1,899,974
		15,873,979
	TRANSPORTATION & LOGISTICS - 4.6%
130,290	CSX Corporation	4,238,334
6,063	JB Hunt Transport Services, Inc.	1,075,576
37,668	Union Pacific Corporation	8,167,929
		13,481,839

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION EQUIPMENT - 0.6%
20,124	PACCAR, Inc.	$ 1,647,552

	WHOLESALE - CONSUMER STAPLES - 0.8%
29,541	Sysco Corporation	2,352,941

	TOTAL COMMON STOCKS (Cost $215,275,050)	289,383,750

	COLLATERAL FOR SECURITIES LOANED — 0.4%
	MONEY MARKET FUND - 0.4%
1,164,652	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $1,164,652)(c),(d)	1,164,652

	TOTAL INVESTMENTS - 99.6% (Cost $216,439,702)	$ 290,548,402
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	1,237,545
	NET ASSETS - 100.0%	$ 291,785,947

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $1,134,028.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $1,164,652 at August 31, 2021.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2021.